Summary of Significant Accounting Policies - Schedule of Revenues by Product Categories (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenues by Product Categories [Line Items]
Revenues	$ 42,228,757	$ 39,075,090	$ 28,378,669
Heat Transfers [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	31,143,475	28,483,272	20,214,664
Fabrics [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	4,974,123	3,077,104	3,334,810
Woven Labels and Tapes [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	718,185	2,587,543	975,868
Sewing Badges [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	1,395,040	1,286,086	757,465
Piping [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	677,446	544,141	446,701
Zipper Pullers [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	606,462	637,400	451,703
Drawcords [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	230,335	342,167	185,683
Non-Reflective Film [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	927,935	790,488	898,252
Others [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenues	$ 1,555,756	$ 1,326,889	$ 1,113,523